Details of Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)
Details of Subsidiaries [Abstract]
Issued capital amount	$ 73,943	$ 76,141	¥ 510,000	¥ 510,000
Incorporation date term	20 years	20 years